COMMITMENTS AND CONTINGENCIES (Capital commitments) (Details)	Dec. 31, 2018 CNY (¥)
2019	¥ 2,059,078,674
2020	1,528,951,393
Thereafter	121,600,000
Total	3,709,630,067
Purchase Obligation	¥ 3,709,630,067